Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WisdomTree Trust
Prospectus Date	rr_ProspectusDate	Nov. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN NAME, TICKER SYMBOL,

INVESTMENT OBJECTIVE AND INVESTMENT STRATEGY

WISDOMTREE TRUST

(the “Trust”)

Supplement dated January 10, 2020

To the currently effective

Summary Prospectus, Statutory Prospectus and

Statement of Additional Information for the

WisdomTree Emerging Markets Dividend Fund (DVEM)

(the “Fund”)

At the recommendation of WisdomTree Asset Management, Inc., the Fund’s investment adviser, the Board of Trustees of the Trust, with respect to the Fund, has approved modifications to the Fund’s name, investment objective and investment strategies. In addition, the Fund’s ticker symbol will also be changing. These changes are scheduled to go into effect on or about March 16, 2020.

	CURRENT	NEW
Fund Name (Ticker)	WisdomTree Emerging Markets Dividend Fund (DVEM)	WisdomTree Emerging Markets ESG Fund (RESE)
Objective	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Dividend Index (the “Index”).	The Fund seeks capital appreciation.
Investment Strategy
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index.

The Index is a dividend weighted index that consists of emerging market dividend-paying common stocks. The starting universe of the Index consists of equity securities of companies that meet the following eligibility requirements as of the annual Index screening date: (i) incorporated (and/or domiciled with respect to China) within one of 17 emerging market nations (Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Korea, Malaysia, Mexico, the Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey); (ii) listed for trading on a stock exchange in one of the aforementioned emerging market countries (except Chinese companies may have shares listed in Hong Kong); (iii) payment of at least $5 million in gross cash dividends on shares of common stock in the prior annual cycle; (iv) market capitalization of at least $200 million; (v) average daily dollar volume of at least $200,000 for each of the preceding six months; and (vi) trading of at least 250,000 shares per month for each of the preceding six months.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. At the time of the Index’s annual screening date, the maximum weight of any one sector and any one country in the Index is capped at 25%; however, sector and country weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. If a component security no longer meets applicable trading volume thresholds as of the annual Index screening date, the Index methodology applies a volume factor adjustment to reduce such component security’s weight in the Index and reallocates the reduction in the weight pro rata among the other remaining securities.

The Fund is actively managed using a model-based approach. The Fund seeks to achieve its investment objective by investing primarily in equity securities of issuers in emerging markets that exhibit certain characteristics that Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) believes to be indicative of positive future returns as well as incorporating favorable environmental, social, and governance (“ESG”) characteristics based on a model developed by WisdomTree Asset Management. WisdomTree Asset Management employs a quantitative model to identify which securities the Fund might purchase and sell and opportune times for purchases and sales. Generally, the Fund’s portfolio will be rebalanced quarterly according to the Adviser’s quantitative model, although a more active approach may be taken depending on factors such as market conditions and investment opportunities, which may lead to frequent trading, cause the number of Fund holdings to vary, and increase the Fund’s portfolio turnover rate.

WisdomTree Asset Management seeks to identify equity securities that have the highest potential for returns based on proprietary measures of fundamental factors, such as value and quality, and technical factors, such as momentum and correlation. In addition, WisdomTree Asset Management seeks to identify equity securities with positive ESG characteristics based on a Sustainability score, which is a composite score that measures a company’s ESG impact along with exposure to potential controversies. Securities of companies involved in certain controversial products or activities, such as tobacco, small arms, controversial weapons, and fossil fuels are excluded regardless of revenue measures. In addition, securities are weighted on a modified market-capitalization basis taking into consideration the Sustainability score (i.e., securities with a higher market capitalization and a higher Sustainability score are more heavily weighted).

Principal Risks
The principal risks currently applicable to the Fund are expected to remain applicable to the Fund after the Fund implements the new objective and strategies, except the Fund will no longer be subject to “Index and Data Risk,” “Investment Style Risk,” “Non-Correlation Risk,” and “Dividend Paying Securities Risk.” The Fund is expected to be subject to the following additional principal risks and sector and/or country exposures may change in relation to the implementation of the Fund’s new objective and strategies:

ESG Investing Risk. The Fund’s ESG investment strategy limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Fund’s ESG investment strategy may result in the Fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG criteria. In addition, companies selected for inclusion in the Fund may not exhibit positive or favorable ESG characteristics.

Active Management Risk. The Fund will be actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Models and Data Risk. While the Fund will be actively managed, the Fund’s investment process is expected to be heavily dependent on quantitative models and the models may not perform as intended. Errors in data used in the models may occur from time to time and may not be identified and/or corrected, which may have an adverse impact on the Fund and its shareholders.

Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

The changes described above will not affect the Fund’s management fee or expense ratio.

WisdomTree Emerging Markets Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN NAME, TICKER SYMBOL,

INVESTMENT OBJECTIVE AND INVESTMENT STRATEGY

WISDOMTREE TRUST

(the “Trust”)

Supplement dated January 10, 2020

To the currently effective

Summary Prospectus, Statutory Prospectus and

Statement of Additional Information for the

WisdomTree Emerging Markets Dividend Fund (DVEM)

(the “Fund”)

At the recommendation of WisdomTree Asset Management, Inc., the Fund’s investment adviser, the Board of Trustees of the Trust, with respect to the Fund, has approved modifications to the Fund’s name, investment objective and investment strategies. In addition, the Fund’s ticker symbol will also be changing. These changes are scheduled to go into effect on or about March 16, 2020.

	CURRENT	NEW
Fund Name (Ticker)	WisdomTree Emerging Markets Dividend Fund (DVEM)	WisdomTree Emerging Markets ESG Fund (RESE)
Objective	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Dividend Index (the “Index”).	The Fund seeks capital appreciation.
Investment Strategy
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index.

The Index is a dividend weighted index that consists of emerging market dividend-paying common stocks. The starting universe of the Index consists of equity securities of companies that meet the following eligibility requirements as of the annual Index screening date: (i) incorporated (and/or domiciled with respect to China) within one of 17 emerging market nations (Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Korea, Malaysia, Mexico, the Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey); (ii) listed for trading on a stock exchange in one of the aforementioned emerging market countries (except Chinese companies may have shares listed in Hong Kong); (iii) payment of at least $5 million in gross cash dividends on shares of common stock in the prior annual cycle; (iv) market capitalization of at least $200 million; (v) average daily dollar volume of at least $200,000 for each of the preceding six months; and (vi) trading of at least 250,000 shares per month for each of the preceding six months.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. At the time of the Index’s annual screening date, the maximum weight of any one sector and any one country in the Index is capped at 25%; however, sector and country weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. If a component security no longer meets applicable trading volume thresholds as of the annual Index screening date, the Index methodology applies a volume factor adjustment to reduce such component security’s weight in the Index and reallocates the reduction in the weight pro rata among the other remaining securities.

The Fund is actively managed using a model-based approach. The Fund seeks to achieve its investment objective by investing primarily in equity securities of issuers in emerging markets that exhibit certain characteristics that Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) believes to be indicative of positive future returns as well as incorporating favorable environmental, social, and governance (“ESG”) characteristics based on a model developed by WisdomTree Asset Management. WisdomTree Asset Management employs a quantitative model to identify which securities the Fund might purchase and sell and opportune times for purchases and sales. Generally, the Fund’s portfolio will be rebalanced quarterly according to the Adviser’s quantitative model, although a more active approach may be taken depending on factors such as market conditions and investment opportunities, which may lead to frequent trading, cause the number of Fund holdings to vary, and increase the Fund’s portfolio turnover rate.

WisdomTree Asset Management seeks to identify equity securities that have the highest potential for returns based on proprietary measures of fundamental factors, such as value and quality, and technical factors, such as momentum and correlation. In addition, WisdomTree Asset Management seeks to identify equity securities with positive ESG characteristics based on a Sustainability score, which is a composite score that measures a company’s ESG impact along with exposure to potential controversies. Securities of companies involved in certain controversial products or activities, such as tobacco, small arms, controversial weapons, and fossil fuels are excluded regardless of revenue measures. In addition, securities are weighted on a modified market-capitalization basis taking into consideration the Sustainability score (i.e., securities with a higher market capitalization and a higher Sustainability score are more heavily weighted).

Principal Risks
The principal risks currently applicable to the Fund are expected to remain applicable to the Fund after the Fund implements the new objective and strategies, except the Fund will no longer be subject to “Index and Data Risk,” “Investment Style Risk,” “Non-Correlation Risk,” and “Dividend Paying Securities Risk.” The Fund is expected to be subject to the following additional principal risks and sector and/or country exposures may change in relation to the implementation of the Fund’s new objective and strategies:

ESG Investing Risk. The Fund’s ESG investment strategy limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Fund’s ESG investment strategy may result in the Fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG criteria. In addition, companies selected for inclusion in the Fund may not exhibit positive or favorable ESG characteristics.

Active Management Risk. The Fund will be actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Models and Data Risk. While the Fund will be actively managed, the Fund’s investment process is expected to be heavily dependent on quantitative models and the models may not perform as intended. Errors in data used in the models may occur from time to time and may not be identified and/or corrected, which may have an adverse impact on the Fund and its shareholders.

Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

The changes described above will not affect the Fund’s management fee or expense ratio.